Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

(11)    Subsequent Events

Management has evaluated subsequent events for potential recognition and/or disclosure through the date of issuance of these financial statements and determined that none were necessary other than as set forth below.

As of January 22, 2024, DXYZ OAI I LLC has invested 100% of its capital into OpenAI Inc.